Financial Assets and Liabilities - Additional Information (Details) $ in Thousands, $ in Millions			12 Months Ended
	Jun. 29, 2018 USD ($)	Mar. 06, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jan. 14, 2019 USD ($)	Dec. 20, 2018	Sep. 27, 2018	Jun. 29, 2018 AUD ($)	Jun. 14, 2018	Mar. 22, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Gain (loss) recognized in comprehensive income, for change in fair value of financial assets			$ (4)	$ 300	$ 31
Borrowings			81,286	59,397
Current portion of borrowings			14,007
Other non-current assets			3,324	3,361
Interest-bearing deposits at call held as security			400	400
Security deposit			250	250
Loan administration fee payable, current									$ 0.4
Bank Guarantee
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets			673	710
Letter of Credit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets			1,178	$ 1,178
Hercules Capital, Inc.
Disclosure Of Financial Assets And Liabilities [Line Items]
Interest-bearing deposits at call held as security			400
Security deposit			300
Hercules Capital, Inc. | Bank Guarantee
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets			700
Hercules Capital, Inc. | Letter of Credit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets			$ 1,200
Hercules Capital, Inc. | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount		$ 75,000
Borrowings, interest rate		9.45%	9.45%				10.45%	10.20%		9.95%	9.70%
Gain on remeasurement of borrowing arrangements		$ 400	$ 400
Remaining available borrowings		$ 25,000	25,000
Borrowings, maturity		March 2022		March 2022
Current portion of borrowings			$ 13,600
Hercules Capital, Inc. | Tranche One | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings		$ 35,000
Hercules Capital, Inc. | Tranche Two | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings						$ 15,000
Hercules Capital, Inc. | Potential Ordinary Share Transactions | Tranche Two | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings						$ 15,000
NovaQuest Capital Management, L.L.C.
Disclosure Of Financial Assets And Liabilities [Line Items]
Description of repayment of borrowings			If there are no net sales of pediatric aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of pediatric aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of pediatric aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of pediatric aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
Remeasurement of borrowing arrangements			$ 700
NovaQuest Capital Management, L.L.C. | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 40,000
Borrowings principal amount	$ 40,000
Borrowings, interest rate	15.00%								15.00%
Borrowings, maturity	July 2026			July 2026
Loan administration fee payable, current									$ 0.4
Borrowings, interest rate basis	There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. A $0.4 million loan administration fee is payable annually in June and is recognized as a current liability. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.			There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. A $0.4 million loan administration fee is payable annually in June and is recognized as a current liability. The loan matures in July 2026. Interest on the loan accrues at a fixed rate of 15% per annum.
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 30,000
Borrowings principal amount	$ 30,000
Bottom of Range
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade receivables settlement period			30 days
Top of Range
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade receivables settlement period			60 days